Liberty Freedom Fund - Class I Shares
                               4101 Pauger Street
                          New Orleans, Louisiana 70122
                         Fund Literature: (800) 645-1704
                      Shareholder Services: (888) 229-2105

                                   PROSPECTUS

     The Liberty Freedom Fund (the "Fund") is a mutual fund with the investment objective of growth of capital and a secondary objective of providing income. The Fund attempts to achieve its objectives by investing in equity securities. See "Investment Objectives and Policies." There can be no assurance that the Fund will achieve its investment objectives.

     This Prospectus sets forth basic information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. The Fund is a separate series of Advisors Series Trust (the "Trust"), an open-end registered management investment company. A Statement of Additional Information (the "SAI") dated June 29, 1998 has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This SAI is available without charge upon request to the Fund at the address given above. The SEC maintains an internet site (http://www.sec.gov) that contains the SAI, other material incorporated by reference and other information about companies that file electronically with the SEC.



                                Table of Contents

            Expense Table.......................................      4
            Investment Objective and Policies...................      4
            Management of the Fund..............................      5
            Investor Guide......................................      8
            Services Available to Shareholders..................     10
            How to Redeem Your Shares...........................     10
            Distributions and Taxes.............................     12
            General Information.................................     12




THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                  June 29, 1998

                                  Expense Table

Expenses are one of several factors to consider when investing in the Fund. There are two types of expenses involved: shareholder transaction expenses, such as sales loads, and annual operating expenses, such as investment advisory fees. The Fund is a no-load mutual fund and has no shareholder transaction expenses.

Annual Operating Expenses
     (As a percentage of average net assets)

Investment Advisory Fees.............................................      0.85%
Other Expenses (net of fee waivers and expense reimbursements) (1)...      0.45%
--------------------------------------------------------------------------------
Total Fund Operating Expenses (2) ...................................      1.30%
================================================================================

(1) Other Expenses are estimated for the first fiscal year of the Fund.

(2) Total Operating Expenses are not expected to exceed 1.30% of average net assets annually, but in the event that they do, the Manager and Sub-Advisor have agreed to reduce their fees and/or pay expenses of the Fund to insure that the Fund's expenses will not exceed 1.30%. If the Manager and Sub-Advisor did not limit the Fund's expenses, it is expected that "Other Expenses" in the above table would be 1.00% and "Total Operating Expenses" would be 1.85%. If the Manager and Sub-Advisor waive fees or pay Fund expenses, the Fund may reimburse them within the following three years. See "Management of the Fund."

The purpose of the above fee table is to provide an understanding of the various annual operating expenses which may be borne directly or indirectly by an investment in the Fund. Actual expenses may be more or less than those shown.

Example

This table illustrates the net operating expenses that would be incurred by an investment in the Fund over different time periods assuming a $1,000 investment, a 5% annual return, and redemption at the end of each time period.

            1 Year               3 Years
              $13                  $41

The Example shown above should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In addition, federal regulations require the Example to assume a 5% annual return, but the Fund's actual return may be higher or lower. See "Management of the Fund."

The minimum initial investment in the Fund is $250,000 with subsequent minimum investments of $25,000 or more. Shares will be redeemed at their net asset value.

                       Investment Objectives and Policies

What are the Fund's investment objectives?

The investment objective of the Fund is to seek growth of capital, with a secondary objective of providing income. There can be no assurance that the Fund will achieve its objectives.

How does the Fund seek to achieve its objectives?

The Fund's Manager, Liberty Bank and Trust Company, has contracted with The Edgar Lomax Company to provide day to day investment decisions for the Fund. The Edgar Lomax Company (the "Sub-Advisor") uses a disciplined approach to select equity securities for the Fund's portfolio that it believes are undervalued, reasonably priced and have prospects for continued consistent growth. The Sub-Advisor uses fundamental analysis of financial statements to select stocks of issuers which have low price/earnings and price/book ratios as well as strong balance sheet ratios and high and/or stable dividend yields.

The Fund will invest primarily in large, well-recognized companies. Currently, the Manager and Sub-Advisor expect the Fund's portfolio to hold at least 20% of the stocks comprising the Standard & Poor's 500 Index, a capitalization-weighted index of 500 stocks from a broad range of industries. It is not expected that the Fund's annual turnover rate will exceed 50%.

There is, of course, no assurance that the Fund's objectives will be achieved. Because prices of common stocks and other securities fluctuate, the value of an investment in the Fund will vary as the market value of its investment portfolio changes.

Other securities the Fund might purchase

Under normal market conditions, the Fund will invest at least 85% of its total assets in equity securities, consisting of common stocks and securities having the characteristics of common stocks, such as convertible securities, rights and warrants. If market conditions warrant a temporary defensive posture, the Fund may invest without limit in high quality, short-term debt securities and money market instruments. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers' acceptances, U.S. Government securities and repurchase agreements.

Investment restrictions

The Fund has adopted certain investment restrictions, which are described fully in the SAI. Like the Fund's investment objective, certain of these restrictions are fundamental and may be changed only by a majority vote of the Fund's outstanding shares. As a fundamental policy, the Fund is a diversified fund.

                             Management of The Fund

The Board of Trustees of the Trust establishes the Fund's policies and supervises and reviews the management of the Fund.

The Manager

The Manager, Liberty Bank and Trust Company ("Liberty"), 4101 Pauger Street, New Orleans, Louisiana 70122, (a subsidiary of Liberty Financial Services, Inc.) has provided banking services to the greater New Orleans community since 1972. Liberty's assets have grown to over $150 million and has risen to become one of the top ten African American owned banks in the United States. Liberty has overall responsibility for the assets under management and will be responsible for monitoring the day-to-day activity of the Sub-Advisor. Liberty together with the Sub-Advisor is responsible for formulating and implementing the Fund's investments. Liberty furnishes the Fund with office space and certain administrative services, and provides most of the personnel needed by the Fund. Each portfolio pays the Manager a monthly fee pursuant to an investment advisory agreement. As compensation for the services it receives, the Fund pays Liberty a monthly management fee based upon the average daily net assets of the Fund at the annual rate of 0.25%.

The Sub-Advisor

The Fund's Sub-Advisor, The Edgar Lomax Company, 6564 Loisdale Court, Suite 310, Springfield, Virginia 22150, has provided asset management services to
individuals  and  institutional   investors  since  1986.  Randall  R.  Eley  is
principally responsible for the management of the Fund's portfolio. Mr. Eley (who controls the Sub-Advisor) is the President and Chief Investment Officer of the Sub-Advisor and has been active in the investment field professionally since the firm was founded.

The Sub-Advisor provides the Fund with advice on buying and selling securities, manages the investments of the Fund. As compensation, the Fund pays the Sub-Advisor a monthly management fee based upon the average daily net assets of the Fund at the annual rate of 0.60%.

Prior Performance of the Sub-Advisor

The following table sets forth composite performance data relating to the historical performance of private accounts, each of which, as of January 1, 1994, exceeds $1 million in market value, managed by the Sub-Advisor for the periods indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the Fund. The data is provided to illustrate the past performance of the Sub-Advisor in managing substantially similar accounts as measured against a market index and does not represent the performance of the Fund. You should not consider this performance data as an indication of future performance of the Fund or of the Sub-Advisor. A complete list and description of the Sub-Advisor's composites is available by request to the Sub-Advisor.

The composite performance data shown below were calculated in accordance with recommended standards of the Association for Investment Management and Research (AIMR*), retroactively applied to all time periods. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by private accounts of the Sub-Advisor without provision for federal or state income taxes. Custodial fees, if any, were generally not included in the calculation. The Sub-Advisor's composite includes all actual, fee-paying, discretionary private accounts with assets in excess of $1 million (minimum account size required as of January 1, 1994) managed by the Sub-Advisor that have investment objectives, policies, strategies and risks substantially similar to those of the Fund. Securities transactions are accounted for on the trade date and accrual accounting is used. Cash and equivalents are included in performance returns. The monthly returns of the Sub-Advisor's composite combine the individual accounts' returns (calculated on a time-weighted rate of return that is revalued whenever cash flows exceed 10% of an account's current value) by asset-weighting each individual account's asset value as of the beginning of the month. Quarterly and yearly returns are calculated by geometrically linking the monthly and quarterly returns, respectively.

The private accounts that are included in the Sub-Advisor's composite are not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act or the Internal Revenue Code. Consequently, the performance results for the Sub-Advisor's composite could have been adversely affected if the private accounts included in the composite had been regulated as investment companies. In addition, the operating expenses incurred by the private accounts were lower than the anticipated operating expenses of the Fund, and, accordingly, the performance results of the composite are greater than what Fund performance would have been.

The investment results of the Sub-Advisor's composite presented below have been reviewed and verified (for an AIMR Level II examination) by the independent auditing firm, Deloitte & Touche LLP, to be computed in accordance with Performance Presentation Standards of AIMR, but these results are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investing in the Fund. The most recent report of Deloitte & Touche LLP, detailing specific characteristics of the composite (e.g. dispersion of returns) is available upon request. The methodology used to calculate performance conforming to AIMR standards is different from that used by mutual funds. Investors should also be aware that the use of a methodology different from that used below to calculate performance could result in different performance data.

Total  Returns:  Years  Ended,  December  31
                                                                                                            Oct. 1, 1990 to
                   Annualized   Cumulative   1997      1996      1995     1994      1993    1992      1991   Dec. 31, 1990
                  -----------   ----------   ----      ----      ----    -----      ----   ------    -----  ---------------
Sub-Advisors         21.09%       300.42%   24.18%    22.04%    45.75%   3.38%    25.02%   6.35%    27.75%      3.25%
Composite

S&P 500**            20.42%       284.69%   33.34%    22.99%    37.53%   1.30%    10.06%   7.62%    30.45%      8.96%

Number of Portfolios                        28        15          9        4        3        3         2          1
End of Period

Composite Assets                         $641,151  $388,556   $187,712  $43,638   $607     $533      $361        $95
End of Period (Thousands)

Percentage of Total Assets                  90%       96%        97%      82%      1%       4%        12%        5%
Represented by the Composites

Standard Deviation                         0.27%     0.51%      0.85%    0.45%    0.26%    0.56%     - 0 -       N/A
of Returns

*AIMR is a non-profit membership and education organization with more than 60,000 members worldwide that, among other things, has formulated a set of performance presentation standards for investment advisors. These AIMR performance presentation standards are intended to (i) promote full and fair presentations by investment advisors of their performance results, and (ii) ensure uniformity in reporting so that performance results of investment advisors are directly comparable.

**The Standard & Poor's 500 Composite Stock Price Index, known as the S&P 500, is an unmanaged market value-weighted index consisting of representative samples of stocks within important industry groups within the U.S. economy. It includes dividends and distributions, but does not reflect fees, brokerage commissions or other expenses of investing. It has been taken from published sources and has not been examined by Deloitte & Touche LLP.

The Administrator

Investment Company Administration Corporation (the "Administrator") prepares various federal and state regulatory filings, reports and returns for the Fund, prepares reports and materials to be supplied to the Trustees, monitors the activities of the Fund's custodian, shareholder servicing agent and accountants, and coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the annual rate of 0.20% of average total net assets, subject to a $30,000 annual minimum.

Other operating expenses

The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to the limit set forth in the Expense Table (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in the first, second or third fiscal year next succeeding the fiscal year of the reduction or absorption if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. With respect to the reimbursement of a particular fee reduction or expense payment, a reimbursement to the Advisor is permitted only within the three year period following the year in which the Advisor reduced the subject fee or paid the subject expense. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may be paid prior to the Fund's payment of current expenses if so requested by the Advisor even if that practice may require the Advisor to waive, reduce or absorb current Fund expenses.

Brokerage Transactions

The Manager and Sub-Advisor consider a number of factors in determining which brokers or dealers to use for the Fund's portfolio transactions. While these are more fully discussed in the SAI, the factors include, but are not limited to, the reasonableness of commissions, quality of services and execution, and the availability of research which the Sub-Advisor may lawfully and appropriately use in its investment advisory capacities. Provided the Fund receives prompt execution at competitive prices, the sale of Fund shares also may be considered as a factor in selecting broker-dealers for the Fund's portfolio transactions.

                                 Investor Guide

How to purchase shares of the Fund

There are several ways to purchase shares of the Fund. An Application Form, which accompanies this Prospectus, is used if you send money directly to the Fund by mail or by wire. If you have questions about how to invest, or about how to complete the Application Form, please call an account representative at (888) 229-2105.

Class I shares are offered at net asset value without a sales charge. First Fund Distributors, Inc., 4455 E. Camelback Road, Suite 261E, Phoenix, AZ 85018, (the "Distributor"), acts as Distributor and may, at its discretion, waive the minimum investment requirements. The Fund also offers Class A shares. The other Class has a sales charge and other expenses which may result in performance for that Class which is different from that of Class I shares.

Purchase Order Placed with Investment Dealers

Dealers who have a sales agreement with the Distributor may place orders for shares of the Fund on behalf of clients at the offering price next determined after receipt of the client's order by calling the Distributor. If the order is placed by the client with the dealer by 4:00 p.m. Eastern time and forwarded to the Transfer Agent any day that the New York Stock Exchange is open for trading, it will be confirmed at the applicable offering price on that day. The dealer is responsible for placing orders promptly with the Transfer Agent and for forwarding payment promptly.

You may send money to the Fund by mail

If you wish to invest by mail, simply complete the Application Form and mail it with a check (made payable to Liberty Freedom Fund) to the Fund's Shareholder Servicing Agent, American Data Services, Inc. at the following address:

Liberty Freedom Fund
P.O. Box 641265
Cincinnati, OH 45264-1265

If you wish to send your Application Form and check via an overnight delivery services (such as Fed Ex), delivery cannot be made to a post office box. In that case, you should use the following address:

Liberty Freedom Fund
c/o Star Bank, N.A.
Mutual Fund Custody Department
425 Walnut Street, M/L 6118,
Sixth Floor
Cincinnati, OH 45202

You may wire money to the Fund

Before sending a wire, you should call the Fund at (888) 229-2105 between 9:00 a.m. and 5:00 p.m., Eastern time, on a day when the New York Stock Exchange ("NYSE") is open for trading, in order to receive an account number. It is important to call and receive this account number, because if your wire is sent without it or without the name of the Fund, there may be a delay in investing the money you wire. You should then ask your bank to wire money to:

Star Bank, N.A. Cinti/Trust
ABA # 0420-0001-3
for credit to Liberty Freedom Fund
DDA # 488920679
for further credit to [your name and account number]

Your bank may charge you a fee for sending a wire to the Fund.

Minimum investments

The minimum initial investment in the Fund is $250,000. The minimum subsequent investment is $25,000.

Subsequent investments

You may purchase additional shares of the Fund by sending a check, with the stub from an account statement, to the Fund at the address above. Please also write your account number on the check. If you do not have a stub from an account statement, you can write your name, address and account number on a separate piece of paper and enclose it with your check. If you want to send additional money for investment by wire, it is important for you to call the Fund at
(888)229-2105. You may also make additional purchases through an investment dealer, as described above.

When is money invested in the Fund?

Any money received for investment in the Fund from an investor, whether sent by check or by wire, is invested at the net asset value of the Fund which is next calculated after the money is received (assuming the check or wire correctly identifies the Fund and account). Orders received from dealers are invested at the net asset value next calculated after the order is received. The net asset value is calculated at the close of regular trading of the NYSE, currently 4:00 p.m., Eastern time. A check or wire received after the NYSE closes is invested as of the next calculation of the Fund's net asset value.

What is the net asset value of the Fund?

The Fund's net asset value per share for the Class I shares is calculated by dividing the value of the Fund's total assets, less its liabilities, by the number of its shares outstanding. In calculating the net asset value, portfolio securities are valued using current market values, if available. Securities for which market quotations are not readily available are valued at fair values determined in good faith by or under the supervision of the Board of Trustees of the Trust. The fair value of short-term obligations with remaining maturities of 60 days or less is considered to be their amortized cost.

Other information

The Distributor may waive the minimum investment requirements for purchases by certain group or retirement plans. All investments must be made in U.S. dollars, and checks must be drawn on U.S. banks. Third party checks will not be accepted. A charge may be imposed if a check used to make an investment does not clear. The Fund and the Distributor reserve the right to reject any investment, in whole or in part. Federal tax law requires that investors provide a certified taxpayer identification number and other certifications on opening an account in order to avoid backup withholding of taxes. See the Application Form for more information about backup withholding. The Fund is not required to issue share certificates; all shares are normally held in non-certificated form on the books of the Fund, for the account of the shareholder. The Fund, under certain circumstances, may accept investments of securities appropriate for the Fund's portfolio, in lieu of cash. Prior to making such a purchase, you should call the Sub-Advisor to determine if such an investment may be made.

                       Services Available to Shareholders

Retirement Plans

You may invest in the Fund various retirement plans, including IRAs, Simplified Employee Plan (SEP) IRAs, and all qualified retirement plans. For further information about any of the plans, agreements, applications and annual fees contact the Distributor, your financial representative or plan sponsor. To determine which retirement plan is appropriate for you, consult your tax adviser.

                            How to Redeem Your Shares

You have the right to redeem all or any portion of your shares of the Fund at their net asset value on each day the NYSE is open for trading.

Redemption in writing

You may redeem your shares by simply sending a written request to the Fund. You should give your account number and state whether you want all or part of your shares redeemed. The letter should be signed by all of the shareholders whose names appear in the account registration. You should send your redemption request to:

Liberty Freedom Fund
150 Motor Parkway, Suite 109
Hauppauge, NY 11788-0132

Signature guarantee

If the value of the shares you wish to redeem exceeds $5,000, the signatures on the redemption request must be guaranteed by an "eligible guarantor institution." These institutions include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing a signature must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.

Redemption by telephone

If you complete the Redemption by Telephone portion of the Fund's Application Form, you may redeem shares on any business day the NYSE is open by calling the Fund's Shareholder Servicing Agent at (888) 229-2105 before 4:00 p.m. Eastern time. Redemption proceeds will be mailed or wired, at your direction, on the next business day to the bank account you designated on the Application Form. The minimum amount that may be wired is $1,000 (wire charges, if any, will be deducted from redemption proceeds). Telephone redemptions cannot be made for IRA accounts.

By establishing telephone redemption privileges, you authorize the Fund and its Shareholder Servicing Agent to act upon the instruction of any person who makes the telephone call to redeem shares from your account and transfer the proceeds to the bank account designated in the Application Form. The Fund and the Shareholder Servicing Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on these instructions. If these normal identification procedures are followed, neither the Fund nor the Shareholder Servicing Agent will be liable for any loss, liability, or cost which results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege. The Fund may change, modify, or terminate these privileges at any time upon at least 60 days notice to shareholders.

You may request telephone redemption privileges after your account is opened; however, the authorization form will require a separate signature guarantee. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity.

What price is used for a redemption?

The redemption price is the net asset value of the Fund's shares, next determined after shares are validly tendered for redemption. All signatures of account holders must be included in the request, and a signature guarantee, if required, must also be included for the request to be valid.

When are redemption payments made?

As noted above, redemption payments for telephone redemptions are sent on the day after the telephone call is received. Payments for redemptions sent in writing are normally made promptly, but no later than seven days after the receipt of a request that meets requirements described above. However, the Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with rules of the Securities and Exchange Commission.

If shares were purchased by wire, they cannot be redeemed until the day after the Application Form is received. If shares were purchased by check and then redeemed shortly after the check is received, the Fund may delay sending the redemption proceeds until it has been notified that the check used to purchase the shares has been collected, a process which may take up to 15 days. This delay may be avoided by investing by wire or by using a certified or official bank check to make the purchase.

Repurchases from dealers

The Fund may accept orders to repurchase shares from an investment dealer on behalf of a dealer's customers. The net asset value for a repurchase is that next calculated after receipt of the order from the dealer.

                             Distributions and Taxes

Dividends and other distributions

Dividends from net investment income, if any, are normally declared and paid by the Fund in December. Capital gains distributions, if any, are also normally made in December, but the Fund may make an additional payment of dividends or distributions if it deems it desirable at another time during any year.

Dividends and capital gain distributions (net of any required tax withholding) are automatically reinvested in additional shares of the Fund at the net asset value per share on the reinvestment date unless you have previously requested in writing to the Shareholder Servicing Agent that payment be made in cash.

Any dividend or distribution paid by the Fund has the effect of reducing the net asset value per share on the record date by the amount of the dividend or distribution. You should note that a dividend or distribution paid on shares purchased shortly before that dividend or distribution was declared will be subject to income taxes even though the dividend or distribution represents, in substance, a partial return of capital to you.

Taxes

The Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Code. As long as the Fund continues to qualify, and as long as the Fund distributes all of its income each year to the shareholders, the Fund will not be subject to any federal income or excise taxes. Distributions made by the Fund will be taxable to shareholders whether received in shares (through dividend reinvestment) or in cash. Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income. A portion of these distributions may qualify for the intercorporate dividends-received deduction. Distributions designated as capital gains dividends are taxable as capital gains regardless of the length of time shares of the Fund have been held. Although distributions are generally taxable when received, certain distributions made in January are taxable as if received the prior December. You will be informed annually of the amount and nature of the Fund's distributions. Additional information about taxes is set forth in the SAI. You should consult your own advisors concerning federal, state and local taxation of distributions from the Fund.


                               General Information

The Trust

The Trust was organized as a Delaware business trust on October 3, 1996. The Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, par value $.01 per share, which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.

Shareholder Rights

Shares issued by the Fund have no preemptive, conversion or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Investment Advisory Agreement); all series of the trust vote as a single class on matters affecting all series jointly or the Trust as whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees.

Performance Information

From time to time, the Fund may publish its total return in advertisements and communications to investors. Total return information will include the Fund's average annual compounded rate of return over the most recent four calendar quarters and over the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's total return will be based upon the value of the shares acquired through a hypothetical $1,000 investment at the beginning of the specified period and the net asset value of those shares at the end of the period, assuming reinvestment of all distributions. Total return figures will reflect all recurring charges against Fund income. You should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered as a representation of what an investor's total return may be in any future period.

Shareholder Inquiries

Shareholder  inquiries should be directed to the Shareholder  Servicing Agent at
(888) 229-2105.

Multiple Classes

Under the Trust's charter documents, the Board of Trustees has the power to classify or reclassify any unissued shares of a Fund into one or more additional classes by setting or changing in any one or more respects their relative rights, voting powers, restrictions, limitations as to dividends, qualifications of redemption. The Board of Trustees of a Fund may similarly classify or reclassify any class of its shares into one or more series and, without shareholder approval, may increase the number of authorized shares of the Fund.

Year 2000 Risk

Like other business organizations around the world, the Fund could be adversely affected if the computer systems used by its Manager, Sub-Advisor and other service providers do not properly process and calculate information related to dates beginning January 1, 2000. This is commonly known as the "Year 2000 Issue." The Fund's Manager is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to its own computer systems, and assurances are being obtained from the Fund's other service providers that they are taking comparable steps. However, there can be no assurance that these actions will be sufficient to avoid any adverse impact on the Funds.

                                     Advisor
                          Liberty Bank & Trust Company
                               4101 Pauger Street
                              New Orleans, LA 70122

                                   Sub-Advisor
                             The Edgar Lomax Company
                         6564 Loisdale Court, Suite 310
                              Springfield, VA 22150

                                   Distributor
                          First Fund Distributors, Inc.
                        4455 E. Camelback Rd., Ste. 261E
                                Phoenix, AZ 85018

                                    Custodian
                                 Star Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202

                                 Transfer Agent
                          American Data Services, Inc.
                                  P.O. Box 5536
                            Hauppauge, NY 11788-0132
                                 (888) 229-2105

                                    Auditors
                             McGladrey & Pullen LLP
                           555 Fifth Avenue, 8th Floor
                             New York, NY 10017-2416

                                  Legal Counsel
                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                             San Francisco, CA 94104

                              Liberty Freedom Fund
                               4101 Pauger Street
                          New Orleans, Louisiana 70122
                            1-877-LIBFUND (542-3863)

                                 Class A Shares
                                   Prospectus
                                 June 29, 1998

Investments  offered  through  Delta  Equity  Services  Corp.  Member  NASD  and
SIPC/Jackson, Shanklin & Sonia Investments, L.L.C. are not bank deposits, nor are they guaranteed by nor obligations of, Liberty Bank & Trust Company or its subsidiary banks or affiliates. All investments are subject to risks, including possible loss of principal amount invested.


Liberty Freedom Fund - Class A Shares
4101 Pauger Street
New Orleans, Louisiana 70122
Fund Literature:  (800) 645-1704
Shareholder Services: (888) 229-2105

                                   PROSPECTUS



     The Liberty Freedom Fund (the "Fund") is a mutual fund with the investment objective of growth of capital and a secondary objective of providing income. The Fund attempts to achieve its objectives by investing in equity securities. See "Investment Objectives and Policies." There can be no assurance that the Fund will achieve its investment objectives.

This Prospectus sets forth basic information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. The Fund is a separate series of Advisors Series Trust (the "Trust"), an open-end registered management investment company. A Statement of Additional Information (the "SAI") dated June 29, 1998 has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This SAI is available without charge upon request to the Fund at the address given above. The SEC maintains an internet site (http://www.sec.gov) that contains the SAI, other material incorporated by reference and other information about companies that file electronically with the SEC.



Table of Contents

Expense Table                            4
Investment Objective and Policies        5
Management of the Fund                   5
Investor Guide                           8
Services Available to Shareholders      11
How to Redeem Your Shares               12
Distributions and Taxes                 14
General Information                     15



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


June 29, 1998
Expense Table

Expenses are one of several factors to consider when investing in the Fund. There are two types of expenses involved: shareholder transaction expenses, such as sales loads, and annual operating expenses, such as investment advisory fees.

Shareholder Transaction Expenses
Maximum Sales Load Imposed on Purchases                   3.50%
Maximum Sales Load Imposed on Reinvested Dividends        None
Deferred Sales Load                                       None
Redemption Fees                                           None
Exchange Fees                                             None

Annual Operating Expenses
        (As a percentage of average net assets)

Investment Advisory Fees                        0.85%
12b-1 Fees(1)                                   0.50%
Other Expenses (net of fee waivers and
   expense reimbursements) (2)                  0.75%
        Shareholder Service Fees                0.25%
        Other Operating Expenses                0.50%
Total Fund Operating Expenses (3)               2.10%

(1) A long-term shareholder may pay more, directly and indirectly, in sales charges and fees than the maximum sales charge permitted under the Rules of the National Association of Securities Dealers (NASD). This is recognized and permitted by the NASD.

(2) Other Expenses are estimated for the first fiscal year of the Fund.

(3) Total Operating Expenses are not expected to exceed 2.10% of average net assets annually, but in the event that they do, the Manager and Sub-Advisor have agreed to reduce their fees and/or pay expenses of the Fund to insure that the Fund's expenses will not exceed 2.10%. If the Manager and Sub-Advisor did not limit the Fund's expenses, it is expected that "Other Expenses" in the above table would be 1.00% and "Total Operating Expenses" would be 2.35%. If the Manager and Sub-Advisor waive fees or pay Fund expenses, the Fund may reimburse them within the following three years. See "Management of the Fund."

The purpose of the above fee table is to provide an understanding of the various annual operating expenses which may be borne directly or indirectly by an investment in the Fund. Actual expenses may be more or less than those shown.

Example

This table illustrates the net operating expenses that would be incurred by an investment in the Fund over different time periods assuming a $1,000 investment, a 5% annual return, and redemption at the end of each time period.

        1 Year  3 Years
        $56     $133

The Example shown above should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In addition, federal regulations require the Example to assume a 5% annual return, but the Fund's actual return may be higher or lower. See "Management of the Fund."

The minimum initial investment in the Fund is $1,000, with subsequent minimum investments of $50 or more ($250 and $50, respectively, for retirement plans). Shares will be redeemed at their net asset value.

Investment Objectives and Policies

What are the Fund's investment objectives?

The investment objective of the Fund is to seek growth of capital, with a secondary objective of providing income. There can be no assurance that the Fund will achieve its objectives.

How does the Fund seek to achieve its objectives?

The Fund's Manager, Liberty Bank and Trust Company, has contracted with The Edgar Lomax Company to provide day to day investment decisions for the Fund. The Edgar Lomax Company (the "Sub-Advisor") uses a disciplined approach to select equity securities for the Fund's portfolio that it believes are undervalued, reasonably priced and have prospects for continued consistent growth. The Sub-Advisor uses fundamental analysis of financial statements to select stocks of issuers which have low price/earnings and price/book ratios as well as strong balance sheet ratios and high and/or stable dividend yields.

The Fund will invest primarily in large, well-recognized companies. Currently, the Manager and Sub-Advisor expect the Fund's portfolio to hold at least 20% of the stocks comprising the Standard & Poor's 500 Index, a capitalization-weighted index of 500 stocks from a broad range of industries. It is not expected that the Fund's annual turnover rate will exceed 50%.

There is, of course, no assurance that the Fund's objectives will be achieved. Because prices of common stocks and other securities fluctuate, the value of an investment in the Fund will vary as the market value of its investment portfolio changes.

Other securities the Fund might purchase.

Under normal market conditions, the Fund will invest at least 85% of its total assets in equity securities, consisting of common stocks and securities having the characteristics of common stocks, such as convertible securities, rights and warrants. If market conditions warrant a temporary defensive posture, the Fund may invest without limit in high quality, short-term debt securities and money market instruments. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers' acceptances, U.S. Government securities and repurchase agreements.

Investment restrictions.

The Fund has adopted certain investment restrictions, which are described fully in the SAI. Like the Fund's investment objective, certain of these restrictions are fundamental and may be changed only by a majority vote of the Fund's outstanding shares. As a fundamental policy, the Fund is a diversified fund.

Management of the Fund

The Board of Trustees of the Trust establishes the Fund's policies and supervises and reviews the management of the Fund. The Manager

The Manager, Liberty Bank and Trust Company ("Liberty"), 4101 Pauger Street, New Orleans, Louisiana 70122, (a subsidiary of Liberty Financial Services, Inc.) has provided banking services to the greater New Orleans community since 1972. Liberty's assets have grown to over $150 million and has risen to become one of the top ten African American owned banks in the United States. Liberty has overall responsibility for the assets under management and will be responsible for monitoring the day-to-day activity of the Sub-Advisor. Liberty together with the Sub-Advisor is responsible for formulating and implementing the Fund's investments. Liberty furnishes the Fund with office space and certain administrative services, and provides most of the personnel needed by the Fund. Each portfolio pays the Manager a monthly fee pursuant to an investment advisory agreement. As compensation for the services it receives, the Fund pays Liberty a monthly management fee based upon the average daily net assets of the Fund at the annual rate of 0.25%.

The Sub-Advisor

The Fund's Sub-Advisor, The Edgar Lomax Company, 6564 Loisdale Court, Suite 310, Springfield, Virginia 22150, has provided asset management services to
individuals  and  institutional   investors  since  1986.  Randall  R.  Eley  is
principally responsible for the management of the Fund's portfolio. Mr. Eley (who controls the Sub-Advisor) is the President and Chief Investment Officer of the Sub-Advisor and has been active in the investment field professionally since the firm was founded.

The Sub-Advisor provides the Fund with advice on buying and selling securities, manages the investments of the Fund. As compensation, the Fund pays the Sub-Advisor a monthly management fee based upon the average daily net assets of the Fund at the annual rate of 0.60%.

Prior Performance of the Sub-Advisor.

The following table sets forth composite performance data relating to the historical performance of private accounts, each of which, as of January 1, 1994, exceeds $1 million in market value, managed by the Sub-Advisor for the periods indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the Fund. The data is provided to illustrate the past performance of the Sub-Advisor in managing substantially similar accounts as measured against a market index and does not represent the performance of the Fund. You should not consider this performance data as an indication of future performance of the Fund or of the Sub-Advisor. A complete list and description of the Sub-Advisor's composites is available by request to the Sub-Advisor. A complete list and description of the Sub-Advisor's composites is available by request to the Sub-Advisor.

The composite performance data shown below were calculated in accordance with recommended standards of the Association for Investment Management and Research (AIMR*), retroactively applied to all time periods. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by private accounts of the Sub-Advisor without provision for federal or state income taxes. Custodial fees, if any, were generally not included in the calculation. The Sub-Advisor's composite includes all actual, fee-paying, discretionary private accounts with assets in excess of $1 million (minimum account size required as of January 1, 1994) managed by the Sub-Advisor that have investment objectives, policies, strategies and risks substantially similar to those of the Fund. Securities transactions are accounted for on the trade date and accrual accounting is used. Cash and equivalents are included in performance returns. The monthly returns of the Sub-Advisor's composite combine the individual accounts' returns (calculated on a time-weighted rate of return that is revalued whenever cash flows exceed 10% of an account's current value) by asset-weighting each individual account's asset value as of the beginning of the month. Quarterly and yearly returns are calculated by geometrically linking the monthly and quarterly returns, respectively.

The private accounts that are included in the Sub-Advisor's composite are not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act or the Internal Revenue Code. Consequently, the performance results for the Sub-Advisor's composite could have been adversely affected if the private accounts included in the composite had been regulated as investment companies. In addition, the operating expenses incurred by the private accounts were lower than the anticipated operating expenses of the Fund, and, accordingly, the performance results of the composite are greater than what Fund performance would have been.

The investment results of the Sub-Advisor's composite presented below have been reviewed and verified (for an AIMR Level II examination) by the independent auditing firm, Deloitte & Touche LLP, to be computed in accordance with Performance Presentation Standards of AIMR, but these results are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investing in the Fund. The most recent report of Deloitte & Touche LLP, detailing specific characteristics of the composite (e.g. dispersion of returns) is available upon request.The methodology used to calculate performance conforming to AIMR standards is different from that used by mutual funds. Investors should also be aware that the use of a methodology different from that used below to calculate performance could result in different performance data.

Total Returns:  Years Ended, December 31

                                                                                                                     Oct. 1, 1990 to
                           Annualized    Cumulative    1997      1996      1995      1994     1993     1992     1991  Dec. 31, 1990
Sub-Advisors                 21.09%       300.42%     24.18%    22.04%    45.75%     3.38%    25.02%   6.35%   27.75%      3.25%
Composite

S&P 500**                     20.42%       284.69%     33.34%    22.99%    37.53%     1.30%    10.06%   7.62%   30.45%      8.96%

Number of Portfolios                                    28        15        9          4        3        3        2          1
End of Period

Composite Assets                                    $641,151   $388,556  $187,712   $43,638    $607     $533     $361       $95
End of Period (Thousands)

Percentage of Total Assets                             90%       96%       97%        82%       1%      4%       12%         5%
Represented by the Composites

Standard Deviation                                    0.27%     0.51%    0.85%       0.45%     0.26%   0.56%    - 0 -        N/A
of Returns

*AIMR is a non-profit membership and education organization with more than 60,000 members worldwide that, among other things, has formulated a set of performance presentation standards for investment advisors. These AIMR performance presentation standards are intended to (i) promote full and fair presentations by investment advisors of their performance results, and (ii) ensure uniformity in reporting so that performance results of investment advisors are directly comparable.

**The Standard & Poor's 500 Composite Stock Price Index, known as the S&P 500, is an unmanaged market value-weighted index consisting of representative samples of stocks within important industry groups within the U.S. economy. It includes dividends and distributions, but does not reflect fees, brokerage commissions or other expenses of investing. It has been taken from published sources and has not been examined by Deloitte & Touche LLP.

The Administrator

Investment Company Administration Corporation (the "Administrator") prepares various federal and state regulatory filings, reports and returns for the Fund, prepares reports and materials to be supplied to the Trustees, monitors the activities of the Fund's custodian, shareholder servicing agent and accountants, and coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the annual rate of 0.20% of average total net assets, subject to a $30,000 annual minimum.

Other operating expenses

The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to the limit set forth in the Expense Table (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in the first, second or third fiscal year next succeeding the fiscal year of the reduction or absorption if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. With respect to the reimbursement of a particular fee reduction or expense payment, a reimbursement to the Advisor is permitted only within the three year period following the year in which the Advisor reduced the subject fee or paid the subject expense. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may be paid prior to the Fund's payment of current expenses if so requested by the Advisor even if that practice may require the Advisor to waive, reduce or absorb current Fund expenses.

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 with respect to its Class A shares. The Plan provides that the Fund will pay for distribution and related expenses (such as payments for advertising and sales material and to personnel involved in selling the Class A shares) at an annual rate of 0.50% of the Fund's average net assets.

Brokerage Transactions

The Manager and Sub-Advisor consider a number of factors in determining which brokers or dealers to use for the Fund's portfolio transactions. While these are more fully discussed in the SAI, the factors include, but are not limited to, the reasonableness of commissions, quality of services and execution, and the availability of research which the Sub-Advisor may lawfully and appropriately use in its investment advisory capacities. Provided the Fund receives prompt execution at competitive prices, the sale of Fund shares also may be considered as a factor in selecting broker-dealers for the Fund's portfolio transactions.


Investor Guide

How to purchase shares of the Fund

Class A shares are offered at the public offering price. First Fund Distributors, Inc., 4455 E. Camelback Road, Suite 261E, Phoenix, AZ 85018, (the "Distributor"), acts as Distributor and may, at its discretion, waive the minimum investment requirements. The Fund also offers Class I shares. The other Class has a different sales charge and other expenses which may result in performance for that Class which is different from that of Class A shares. Shares of the Fund are offered continuously for the purchase at the public offering price next determined after a purchase order is received. The public offering price is effective for orders received by the Fund or investment dealers prior to the time of the next determination of the Fund's net asset value and, in the case of orders placed with dealers, transmitted promptly to the Transfer Agent. Orders received after the time of the next determination of the applicable fund's net asset value will be entered at the next calculated public offering price.

The public offering price per share is equal to the net asset value per share, plus a sales charge, which is reduced on purchases involving amounts of $50,000 or more, as set forth in the table below. The reduced sales charges apply to quantity purchases made at one time by a "person", which means (i) an individual, (ii) members of a family (i.e., an individual, spouse, children under age 21), or (iii) a trustee or fiduciary of a single trust estate or a single fiduciary account. In addition, purchases of shares made during a thirteen month period pursuant to a written Letter of Intent are eligible for a reduced sales charge. Reduced sales charges are also applicable to subsequent purchases by a "person", based on the aggregate of the amount being purchased and the value, at net asset value, of shares owned at the time of investment.

                                 Sales Charge as percent of:   Portion of sales
                                  Offering         Net asset   charge retained
Amount of Purchase                 price            value        by dealers

Less than $50,000                   3.50%            3.63%          3.00%
$50,000 but less than $100,000      3.00%            3.09%          2.60%
$100,000 but less than $250,000     2.50%            2.56%          2.20%
$250,000 but less than $500,000     2.00%            2.04%          1.80%
$500,000 but less than $750,000     1.50%            1.52%          1.30%
$750,000 but less than $1,000,000   1.00%            1.01%          0.80%
$1,000,000 or more                  None             None           None

Letter of Intent

In investor may qualify for an immediate reduced sales charge on purchases by completing the Letter on Intent section on the Application Form. The investor will state an intention to purchase, during the next 13 months, a specified amount of shares which, if made at one time, would qualify for a reduced sales charge.

Rights of Accumulation

The reduced sales charges applicable to purchases apply on a cumulative basis over any period of time. Thus the value of all shares of the Fund owned by an investor (including the investor's own account, IRA account, or other account), taken at current net asset value, can be combined with a current purchase of shares to determine the rate of sales charge applicable to the current purchase in order to receive the cumulative quantity reduction. When opening a new account, the fact that the investor currently holds shares of the Fund must be indicated on the Application Form in order to receive the cumulative quantity discount. For subsequent purchases, the Fund's Shareholder Servicing Agent (888) 229-2105) should be notified of current fund holdings prior to the purchase of additional shares.

Purchase Order Placed with Investment Dealers

Dealers who have a sales agreement with the Distributor may place orders for shares of the Fund on behalf of clients at the offering price next determined after receipt of the client's order by calling the Distributor. If the order is placed by the client with the dealer by 4:00 p.m. Eastern time and forwarded to the Transfer Agent any day that the New York Stock Exchange is open for trading, it will be confirmed at the applicable offering price on that day. The dealer is responsible for placing orders promptly with the Transfer Agent and for forwarding payment promptly.

You may send money to the Fund by mail

If you wish to invest by mail, simply complete the Application Form and mail it with a check (made payable to Liberty Freedom Fund) to the Fund's Shareholder Servicing Agent, American Data Services, Inc. at the following address:
Liberty Freedom Fund
P.O. Box 641265
Cincinnati, OH 45264-1265

If you wish to send your Application Form and check via an overnight delivery services (such as Fed Ex), delivery cannot be made to a post office box. In that case, you should use the following address:

Liberty Freedom Fund
c/o Star Bank, N.A.
Mutual Fund Custody Department
425 Walnut Street, M/L 6118,
Sixth Floor
Cincinnati, OH 45202

You may wire money to the Fund

Before sending a wire, you should call the Fund at (888) 229-2105 between 9:00 a.m. and 5:00 p.m., Eastern time, on a day when the New York Stock Exchange ("NYSE") is open for trading, in order to receive an account number. It is important to call and receive this account number, because if your wire is sent without it or without the name of the Fund, there may be a delay in investing the money you wire. You should then ask your bank to wire money to:

Star Bank, N.A. Cinti/Trust
ABA # 0420-0001-3
for credit to Liberty Freedom Fund
DDA # 488920679
for further credit to [your name and account number]

Your bank may charge you a fee for sending a wire to the Fund.

Minimum investments

The minimum initial investment in the Fund is $1,000. The minimum subsequent investment is $50. However, if you are investing in an Individual Retirement Account ("IRA"), or you are starting an Automatic Investment Plan (see below), the minimum initial and subsequent investments are $250 and $50, respectively.

Subsequent investments

You may purchase additional shares of the Fund by sending a check, with the stub from an account statement, to the Fund at the address above. Please also write your account number on the check. If you do not have a stub from an account statement, you can write your name, address and account number on a separate piece of paper and enclose it with your check. If you want to send additional money for investment by wire, it is important for you to call the Fund at (888) 229-2105. You may also make additional purchases through an investment dealer, as described above.

When is money invested in the Fund?

Any money received for investment in the Fund from an investor, whether sent by check or by wire, is invested at the net asset value of the Fund which is next calculated after the money is received (assuming the check or wire correctly identifies the Fund and account). Orders received from dealers are invested at the net asset value next calculated after the order is received. The net asset value is calculated at the close of regular trading of the NYSE, currently 4:00 p.m., Eastern time. A check or wire received after the NYSE closes is invested as of the next calculation of the Fund's net asset value.

What is the net asset value of the Fund?

The Fund's net asset value per share for the Class A shares is calculated by dividing the value of the Fund's total assets, less its liabilities, by the number of its shares outstanding. In calculating the net asset value, portfolio securities are valued using current market values, if available. Securities for which market quotations are not readily available are valued at fair values determined in good faith by or under the supervision of the Board of Trustees of the Trust. The fair value of short-term obligations with remaining maturities of 60 days or less is considered to be their amortized cost.

Other information

The Distributor may waive the minimum investment requirements for purchases by certain group or retirement plans. All investments must be made in U.S. dollars, and checks must be drawn on U.S. banks. Third party checks will not be accepted. A charge may be imposed if a check used to make an investment does not clear. The Fund and the Distributor reserve the right to reject any investment, in whole or in part. Federal tax law requires that investors provide a certified taxpayer identification number and other certifications on opening an account in order to avoid backup withholding of taxes. See the Application Form for more information about backup withholding. The Fund is not required to issue share certificates; all shares are normally held in non-certificated form on the books of the Fund, for the account of the shareholder. The Fund, under certain circumstances, may accept investments of securities appropriate for the Fund's portfolio, in lieu of cash. Prior to making such a purchase, you should call the Sub-Advisor to determine if such an investment may be made.

Services Available to Shareholders

Retirement Plans

You may invest in the Fund various retirement plans, including IRAs, Simplified Employee Plan (SEP) IRAs, and all qualified retirement plans. For further information about any of the plans, agreements, applications and annual fees contact the Distributor, your financial representative or plan sponsor. To determine which retirement plan is appropriate for you, consult your tax adviser.

Automatic investing by check

You may make regular monthly investments in the Fund using the "Automatic Investment Plan." A check is automatically drawn on your personal checking account each month for a predetermined amount (but not less than $100), as if you had written it directly. Upon receipt of the withdrawn funds, the Fund automatically invests the money in additional shares of the Fund at the current net asset value. Applications for this service are available from the Fund. There is no charge by the Fund for this service. The Fund may terminate or modify this privilege at any time, and shareholders may terminate their participation by notifying the Shareholder Servicing Agent in writing, sufficiently in advance of the next withdrawal.

Automatic withdrawals

The Fund offers a Systematic Withdrawal Program whereby shareholders may request that a check drawn in a predetermined amount be sent to them each month or calendar quarter. To start this Program, your account must have Fund shares with a value of at least $10,000, and the minimum amount that may be withdrawn each month or quarter is $50. This Program may be terminated or modified by a shareholder or the Fund at any time without charge or penalty. A withdrawal under the Systematic Withdrawal Program involves a redemption of shares of the Fund, and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

How to Redeem Your Shares

You have the right to redeem all or any portion of your shares of the Fund at their net asset value on each day the NYSE is open for trading.

Redemption in writing

You may redeem your shares by simply sending a written request to the Fund. You should give your account number and state whether you want all or part of your shares redeemed. The letter should be signed by all of the shareholders whose names appear in the account registration. You should send your redemption request to:

Liberty Freedom Fund
150 Motor Parkway, Suite 109
Hauppauge, NY 11788-0132

Signature guarantee

If the value of the shares you wish to redeem exceeds $5,000, the signatures on the redemption request must be guaranteed by an "eligible guarantor institution." These institutions include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing a signature must be a member of a clearing corporation or maintain net capital of at least $100,000.

Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.

Redemption by telephone

If you complete the Redemption by Telephone portion of the Fund's Application Form, you may redeem shares on any business day the NYSE is open by calling the Fund's Shareholder Servicing Agent at (888) 229-2105 before 4:00 p.m. Eastern time. Redemption proceeds will be mailed or wired, at your direction, on the next business day to the bank account you designated on the Application Form. The minimum amount that may be wired is $1,000 (wire charges, if any, will be deducted from redemption proceeds). Telephone redemptions cannot be made for IRA accounts.

By establishing telephone redemption privileges, you authorize the Fund and its Shareholder Servicing Agent to act upon the instruction of any person who makes the telephone call to redeem shares from your account and transfer the proceeds to the bank account designated in the Application Form. The Fund and the Shareholder Servicing Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on these instructions. If these normal identification procedures are followed, neither the Fund nor the Shareholder Servicing Agent will be liable for any loss, liability, or cost which results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege. The Fund may change, modify, or terminate these privileges at any time upon at least 60 days' notice to shareholders. You may request telephone redemption privileges after your account is opened; however, the authorization form will require a separate signature guarantee. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity.

What price is used for a redemption?

The redemption price is the net asset value of the Fund's shares, next determined after shares are validly tendered for redemption. All signatures of account holders must be included in the request, and a signature guarantee, if required, must also be included for the request to be valid.

When are redemption payments made?

As noted above, redemption payments for telephone redemptions are sent on the day after the telephone call is received. Payments for redemptions sent in writing are normally made promptly, but no later than seven days after the receipt of a request that meets requirements described above. However, the Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with rules of the Securities and Exchange Commission.

If shares were purchased by wire, they cannot be redeemed until the day after the Application Form is received. If shares were purchased by check and then redeemed shortly after the check is received, the Fund may delay sending the redemption proceeds until it has been notified that the check used to purchase the shares has been collected, a process which may take up to 15 days. This delay may be avoided by investing by wire or by using a certified or official bank check to make the purchase.

Repurchases from dealers

The Fund may accept orders to repurchase shares from an investment dealer on behalf of a dealer's customers. The net asset value for a repurchase is that next calculated after receipt of the order from the dealer.

Distribution Agreement

The Distributor is the principal underwriter of shares of the Fund. The Distributor makes a continuous offering of the Fund's shares and bears the costs and expenses of printing and distributing to selected dealers and prospective investors any copies of any prospectuses, statements of additional information and annual and interim reports of the Fund other than to existing shareholders (after such items have been prepared and set in type by the Fund) which are used in connection with the offering of shares, and the costs and expenses of preparing, printing and distributing any other literature used by the Distributor and furnished by it for use by selected dealers in connection with the offering of the shares for sale to the public. All or a part of the expenses borne by the Distributor may be reimbursed pursuant to the Distribution and Shareholder Servicing Plan discussed below.

Distribution and Shareholder Service Plans

Distribution Plan. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan") under which with respect to the Class A shares, the Fund pays the Distribution Coordinator an amount which is accrued daily and paid monthly, at an annual rate up to 0.50% of the average daily net assets of the Class A shares of the Fund. Amounts paid under the Plan by the Fund are paid to the Distribution Coordinator for services provided to the Fund including printing and distribution of prospectuses and shareholder reports, performance reports and newsletters, sales literature and other promotional material to prospective investors, direct mail solicitation, advertising, public relations, compensation of sales personnel, advisors or other third parties for their assistance with respect to the distribution of the Fund's shares, payments to financial intermediaries for shareholder support, administrative and accounting services with respect to Fund shareholders and other expenses related to the distribution of the Fund's shares.

Plan payments will be reviewed by the Trustees. However, it is possible at times that the amount of the Distribution Coordinator's compensation could exceed its distribution expenses, resulting in a profit to the Distribution Coordinator. If the Plan is terminated, the Fund will not be required to make payments for expenses incurred after the termination.

Shareholder Service Plan. The Fund has entered into a Shareholder Service Plan pursuant to which the Adviser will provide, or arrange for others to provide, certain specified shareholder services to Class A shareholders. As compensation, the Fund will pay the Adviser up to 0.25% of the average daily net assets of Class A shares of the Fund on an annual basis, payable monthly. The Adviser will pay certain banks, trust companies, broker-dealers, and other financial intermediaries (each, a "Participating Organization") out of the fees the Adviser receives from the Fund under the Shareholder Service Plan to the extent that the Participating Organization performs shareholder servicing functions for Class A shares owned from time to time by customers of the Participating Organization. In certain cases, the Adviser may also pay a fee, out of its own resources and not out of the service fee payable under the Shareholder Services Plan, to a Participating Organization for providing other administrative services to its customers who invest in Class A shares.

Pursuant to the Shareholder Services Plan, the Adviser may also enter into special contractual arrangements with Participating Organizations that process substantial volumes of purchases and redemptions of Class A shares for their customers. Under these arrangements, the Participating Organization will ordinarily establish an omnibus account with the Fund's Transfer Agent and will maintain sub-accounts for its customers for whom it processes purchases and redemptions of Class A shares. A Participating Organization may charge its customers a fee, as agreed by the Participating Organization and the customer, for the services it provides. Before purchasing shares, customers of Participating Organizations should read this Prospectus in conjunction with the service agreement and other literature describing the services and related fees provided by the Participating Organization.

Compensation of other parties. The Adviser may in its discretion and out of its own funds compensate third parties for the sale and marketing of shares of the Fund. The Adviser also may use its own funds to sponsor seminars and educational programs on the Fund for financial intermediaries and shareholders.

Conversion feature. On the first business day of the month next following the fourth anniversary of their purchase, Class A shares will automatically convert to Class I shares and will no longer be subject to the fees associated with the Distribution and Shareholder Service Plans. This conversion will be on the basis of the relative net asset values of the two Classes, without the imposition of any sales charge, fee or other expense. The purpose of the conversion feature is to eliminate the distribution and shareholder service fees paid by the holders of Class A shares that have been outstanding for an extended period of time.

Distributions and Taxes

Dividends and other distributions

Dividends from net investment income, if any, are normally declared and paid by the Fund in December. Capital gains distributions, if any, are also normally made in December, but the Fund may make an additional payment of dividends or distributions if it deems it desirable at another time during any year.

Dividends and capital gain distributions (net of any required tax withholding) are automatically reinvested in additional shares of the Fund at the net asset value per share on the reinvestment date unless you have previously requested in writing to the Shareholder Servicing Agent that payment be made in cash. Any dividend or distribution paid by the Fund has the effect of reducing the net asset value per share on the record date by the amount of the dividend or distribution. You should note that a dividend or distribution paid on shares purchased shortly before that dividend or distribution was declared will be subject to income taxes even though the dividend or distribution represents, in substance, a partial return of capital to you.

Taxes

The Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Code. As long as the Fund continues to qualify, and as long as the Fund distributes all of its income each year to the shareholders, the Fund will not be subject to any federal income or excise taxes. Distributions made by the Fund will be taxable to shareholders whether received in shares (through dividend reinvestment) or in cash. Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income. A portion of these distributions may qualify for the intercorporate dividends-received deduction. Distributions designated as capital gains dividends are taxable as capital gains regardless of the length of time shares of the Fund have been held. Although distributions are generally taxable when received, certain distributions made in January are taxable as if received the prior December. You will be informed annually of the amount and nature of the Fund's distributions. Additional information about taxes is set forth in the SAI. You should consult your own advisors concerning federal, state and local taxation of distributions from the Fund.

General Information

The Trust

The Trust was organized as a Delaware business trust on October 3, 1996. The Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, par value $.01 per share, which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.

Shareholder Rights

Shares issued by the Fund have no preemptive, conversion or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Investment Advisory Agreement); all series of the trust vote as a single class on matters affecting all series jointly or the Trust as whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees.

Performance Information

From time to time, the Fund may publish its total return in advertisements and communications to investors. Total return information will include the Fund's average annual compounded rate of return over the most recent four calendar quarters and over the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's total return will be based upon the value of the shares acquired through a hypothetical $1,000 investment at the beginning of the specified period and the net asset value of those shares at the end of the period, assuming reinvestment of all distributions. Total return figures will reflect all recurring charges against Fund income. You should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered as a representation of what an investor's total return may be in any future period.

Shareholder Inquiries

Shareholder  inquiries should be directed to the Shareholder  Servicing Agent at
(888) 229-2105.

Multiple Classes

Under the Trust's charter documents, the Board of Trustees has the power to classify or reclassify any unissued shares of a Fund into one or more additional classes by setting or changing in any one or more respects their relative rights, voting powers, restrictions, limitations as to dividends, qualifications of redemption. The Board of Trustees of a Fund may similarly classify or reclassify any class of its shares into one or more series and, without shareholder approval, may increase the number of authorized shares of the Fund.

Year 2000 Risk

Like other business organizations around the world, the Fund could be adversely affected if the computer systems used by its Manager, Sub-Advisor and other service providers do not properly process and calculate information related to dates beginning January 1, 2000. This is commonly known as the "Year 2000 Issue." The Fund's Manager is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to its own computer systems, and assurances are being obtained from the Fund's other service providers that they are taking comparable steps. However, there can be no assurance that these actions will be sufficient to avoid any adverse impact on the Funds.